Fair Value Measurements (Details) - EBP 031 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 875,274,619	$ 775,428,377
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	157,833,575	331,100,417
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	157,833,575	331,100,417
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Company stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	22,386,167	21,702,696
Company stock fund | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	22,386,167	21,702,696
Company stock fund | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	22,386,167	21,702,696
Company stock fund | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Company stock fund | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Mutual funds | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	123,586,229	298,647,459
Mutual funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	123,586,229	298,647,459
Mutual funds | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Mutual funds | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Self-Directed Brokerage accounts | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	11,861,179	10,750,262
Self-Directed Brokerage accounts | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	11,861,179	10,750,262
Self-Directed Brokerage accounts | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Self-Directed Brokerage accounts | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Common Collective Trust | NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 717,441,044	$ 444,327,960